Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
As of December 31, 2025, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2026	$168,378	$8,120	$176,498
2027	162,886	7,127	170,013
2028	157,606	4,182	161,788
2029	152,232	2,699	154,931
2030	147,788	1,570	149,358
Thereafter	1,405,053	6,208	1,411,261
Total lease payments	$2,193,943	$29,906	$2,223,849
Lease discount			(1,116,086)
Operating lease liability			$1,107,763

The following table is a summary of the Company’s components of lease cost for fiscal years 2025, 2024 and 2023:

Lease Expense	Statements of Income Location	2025	2024	2023
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(153,178)	$(139,265)	$(131,613)
Franchised restaurants	Franchised restaurants - occupancy expenses	(49,511)	(47,096)	(47,975)
General and administrative	General and administrative expenses	(9,635)	(8,824)	(8,472)
Subtotal		(212,324)	(195,185)	(188,060)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(44,067)	(44,676)	(46,861)
Franchised restaurants	Franchised restaurants - occupancy expenses	(18,359)	(17,117)	(15,603)
Subtotal		(62,426)	(61,793)	(62,464)
Total lease expense		$(274,750)	$(256,978)	$(250,524)

Other information	2025
Weighted-average remaining lease term (years)
Operating leases	10
Weighted-average discount rate
Operating leases	6.3%
Supplemental cash flow information related to leases was as follows:

	2025	2024	2023
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$165,782	$152,267	$146,816
Financing cash flows from finance leases	1,465	1,269	1,031

Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	$147,691	$197,477	$135,893
Finance leases	2,837	3,075	4,022

The Company maintains a few finance lease agreements, previously classified as capital leases. As of December 31, 2025 and 2024, the obligation amounts to $11,672 and $9,087 respectively, included within “Long-term debt” in the Consolidated Balance Sheet. The underlying assets are included within “Lease right of use asset” in the Consolidated Balance Sheet.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

Leases	Leases
As of December 31, 2025, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2026	$168,378	$8,120	$176,498
2027	162,886	7,127	170,013
2028	157,606	4,182	161,788
2029	152,232	2,699	154,931
2030	147,788	1,570	149,358
Thereafter	1,405,053	6,208	1,411,261
Total lease payments	$2,193,943	$29,906	$2,223,849
Lease discount			(1,116,086)
Operating lease liability			$1,107,763

The following table is a summary of the Company’s components of lease cost for fiscal years 2025, 2024 and 2023:

Lease Expense	Statements of Income Location	2025	2024	2023
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(153,178)	$(139,265)	$(131,613)
Franchised restaurants	Franchised restaurants - occupancy expenses	(49,511)	(47,096)	(47,975)
General and administrative	General and administrative expenses	(9,635)	(8,824)	(8,472)
Subtotal		(212,324)	(195,185)	(188,060)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(44,067)	(44,676)	(46,861)
Franchised restaurants	Franchised restaurants - occupancy expenses	(18,359)	(17,117)	(15,603)
Subtotal		(62,426)	(61,793)	(62,464)
Total lease expense		$(274,750)	$(256,978)	$(250,524)

Other information	2025
Weighted-average remaining lease term (years)
Operating leases	10
Weighted-average discount rate
Operating leases	6.3%
Supplemental cash flow information related to leases was as follows:

	2025	2024	2023
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$165,782	$152,267	$146,816
Financing cash flows from finance leases	1,465	1,269	1,031

Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	$147,691	$197,477	$135,893
Finance leases	2,837	3,075	4,022

The Company maintains a few finance lease agreements, previously classified as capital leases. As of December 31, 2025 and 2024, the obligation amounts to $11,672 and $9,087 respectively, included within “Long-term debt” in the Consolidated Balance Sheet. The underlying assets are included within “Lease right of use asset” in the Consolidated Balance Sheet.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.